Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
For the Twelve Months Ended December 31, 2020, 2019 and 2018
Supplementary Information
($ in millions)

Year Ended December 31, 2020	Deferred Policy Acquisition Costs	Net Reserves for Losses and LAE	Net Reserves for Unearned Premiums	Net Premiums Earned	Net Investment Income	Losses and LAE Expenses	Policy Acquisition Expenses	Net Premium Written	General and Administrative Expenses
Reinsurance	$206.8	$2,095.7	$617.6	$1,292.1		$958.6	$246.0	$1,302.1	$110.8
Insurance	99.8	1,874.4	746.1	1,240.5		882.2	219.7	1,280.8	197.2
Total	$306.6	$3,970.1	$1,363.7	$2,532.6	$154.6	$1,840.8	$465.7	$2,582.9	$308.0

Year to date December 31, 2019	Deferred Policy Acquisition Costs	Net Reserves for Losses and LAE	Net Reserves for Unearned Premiums	Net Premiums Earned	Net Investment Income	Losses and LAE Expenses	Policy Acquisition Expenses	Net Premium Written	General and Administrative Expenses
Reinsurance	$210.3	$2,605.9	$599.9	$1,255.2		$917.9	$264.9	$1,251.1	$111.7
Insurance	80.8	2,026.1	694.1	1,038.1		761.8	147.8	1,176.8	229.8
Total	$291.1	$4,632.0	$1,294.0	$2,293.3	$197.3	$1,679.7	$412.7	$2,427.9	$341.5

Year to date December 31, 2018	Deferred Policy Acquisition Costs	Net Reserves for Losses and LAE	Net Reserves for Unearned Premiums	Net Premiums Earned	Net Investment Income	Losses and LAE Expenses	Policy Acquisition Expenses	Net Premium Written	General and Administrative Expenses
Reinsurance	$208.3	$2,843.6	$616.0	$1,256.4		$927.0	$260.9	$1,182.9	$118.5
Insurance	40.2	2,153.0	534.3	958.3		646.0	110.7	899.1	239.2
Total	$248.5	$4,996.6	$1,150.3	$2,214.7	$198.2	$1,573.0	$371.6	$2,082.0	$357.7